Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Total External Revenues by Geographic Location

The following table presents total external revenues by geographic location:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription revenue
Brazil	137,106	126,387	107,415
Latin America - except Brazil	74,041	71,731	67,624
Global Markets (i)	23,768	19,540	14,582
Service revenue
Brazil	1,653	1,915	2,055
Latin America - except Brazil	1,120	1,818	1,994
Global Markets (i)	2,829	5,270	7,163
	240,517	226,661	200,833
(i)
Formerly reported as “Rest of the World”.

The total of right-of-use assets, property and equipment, intangible assets and investments in joint venture, broken down by location of the assets, is shown in the following table:

	December 31, 2025	December 31, 2024
Brazil	23,878	18,321
Latin America - except Brazil	403	580
Global Markets (i)	15,988	16,279
Total non-current assets by region	40,269	35,180
(i)
Formerly reported as “Rest of the World”.